Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
ZEGA Buy and Hedge ETF
Shareholder Report [Line Items]
Fund Name	ZEGA Buy and Hedge ETF
Class Name	ZEGA Buy and Hedge ETF
Trading Symbol	ZHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ZEGA Buy and Hedge ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.zegaetfs.com/zhdg-zega-buy-hedge-etf/. You can also request this information by contacting us at (833) 415-4006 or by writing the Fund at ZEGA Buy and Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 415-4006
Additional Information Website	www.zegaetfs.com/zhdg-zega-buy-hedge-etf/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ZEGA Buy and Hedge ETF	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year ended April 30, 2025, the Fund gained 9.73% compared to its benchmark of the S&P 500 that gained 12.10%.

During this period, the Fund experienced fluctuations in monthly returns:

• 2024: The Fund saw positive returns in several months, with notable gains in May (3.90%), June (3.73%), and November (5.16%). However, it also faced declines, such as in April the Fund returned -3.87% and returned -2.67% in December.

• 2025: The Fund’s performance was mixed, with a significant decline in March (-4.93%) but a rebound in April of 0.41%.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide exposure to the U.S. large capitalization equity market, while mitigating overall market downside risk in the event of a major market decline.

What Factors Influenced Performance

1. Macroeconomic Environment: Persistent inflation, particularly in the services sector, and adjustments in Federal Reserve policies impacted market dynamics. The Federal Reserve’s decision to pause rate hikes after July 2023, coupled with reduced expectations for future rate cuts, influenced investor sentiment and market volatility.

2. Portfolio Composition: As of April 2025, the Fund’s holdings included a significant allocation to SPDR S&P 500 ETF call options for example SPY 12/19/2025 205.01 C, comprising over 100% of the portfolio's weight due to leverage. Additionally, the Fund held various U.S. Treasury securities and cash equivalents, which provided income and helped manage risk.

3. Risk-Adjusted Metrics: The Fund's Sharpe ratio as of April 30, 2025, was 0.65, indicating a favorable return relative to its risk. Other metrics, such as the Sortino ratio 1.08 and Omega ratio 1.15, further suggest that the Fund managed to achieve returns with controlled downside risk.

In summary, the Fund’s performance between May 2024 and April 2025 was shaped by strategic options positioning, macroeconomic factors, and a diversified portfolio aimed at balancing growth and risk mitigation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Year Ended April 30, 2025	1 Year	Since Inception (7/6/2021)
ZEGA Buy and Hedge ETF	9.73%	1.60%
Bloomberg US Aggregate Bond Index	8.02%	-1.20%
S&P 500® Total Return Index	12.10%	8.35%

Performance Inception Date	Jul. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.zegaetfs.com/zhdg-zega-buy-hedge-etf/ for more recent performance information.
Net Assets	$ 26,743,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 285,136
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$26,743
Number of Holdings	13
Total Advisory Fee Paid	$285,136
Annual Portfolio Turnover	20%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $205.01	67.8
United States Treasury Note/Bond	6.3
United States Treasury Bill	6.1
United States Treasury Bill	4.1
First American Government Obligations Fund - Class X	3.5
United States Treasury Bill	3.2
United States Treasury Note/Bond	3.2
United States Treasury Note/Bond	3.1
SPDR S&P 500 ETF, Expiration: 01/16/2026; Exercise Price: $530.00	0.7
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $530.00	0.6

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://zegaetfs.com/zhdg-zega-buy-hedge-etf/ or upon request at (833) 415-4006.

Effective January 1, 2025, Tidal Investments LLC (the "Adviser"), the Fund's investment adviser, acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Fund. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Fund. Jay Pestrichelli, a key member of the Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Fund, now as an employee of the Adviser. There were no other portfolio manager changes for the Fund as a result of the transaction. This transaction did not result in any changes to the Fund's investment objective, principle investment strategies, or fees. For more complete information, please see the Fund's prospectus, as supplemented.

Material Fund Change Adviser [Text Block]

Effective January 1, 2025, Tidal Investments LLC (the "Adviser"), the Fund's investment adviser, acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Fund. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Fund. Jay Pestrichelli, a key member of the Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Fund, now as an employee of the Adviser. There were no other portfolio manager changes for the Fund as a result of the transaction. This transaction did not result in any changes to the Fund's investment objective, principle investment strategies, or fees. For more complete information, please see the Fund's prospectus, as supplemented.

Updated Prospectus Phone Number	(833) 415-4006
Updated Prospectus Web Address	https://zegaetfs.com/zhdg-zega-buy-hedge-etf/